LONG TERM DEBT (Details 1)	Dec. 29, 2019 USD ($)
LONG TERM DEBT (Details 1)
29/12/2019	$ 277,667
01/01/2021	406,303
02/01/2022	256,116
01/01/2023	419,908
31/12/2023	270,288
Thereafter	1,927,800
Total	$ 3,558,082